FINANCIAL INSTRUMENTS - Narrative (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Disclosure of risk management strategy related to hedge accounting [line items]
Increase in interest rate risk	1.00%
Foreign exchange risk management	10.00%
Percentage of value at risk statistical assessment	95.00%
Net (losses) gains on derivative contracts excluding realized commodity contracts, before tax	$ (8,377)	$ 3,295	$ (2,004)
Realised (losses) gains on commodity contracts	(807)	2,216
Hedging instrument, asset	12,184	8,588
Hedging instrument, liability	17,198	5,728
Unrealized net (losses) gains related to assets and liabilities	(175)	743
Realised commodity contracts before tax, applied to physical derivatives only		597
Commodity price risk
Disclosure of risk management strategy related to hedge accounting [line items]
Gain due to a 50% increase or decrease in derivative contracts	300
Cash flow hedges | Foreign exchange risk | Forward foreign exchange contracts
Disclosure of risk management strategy related to hedge accounting [line items]
Hedging instrument, asset	173	556
Fair value hedges | Interest rate and currency swaps
Disclosure of risk management strategy related to hedge accounting [line items]
Hedging instrument, asset	250	1,422
Hedges of net investment in foreign operations | Foreign exchange risk
Disclosure of risk management strategy related to hedge accounting [line items]
Hedging instrument, liability	3,000	3,000
Trade payables
Disclosure of risk management strategy related to hedge accounting [line items]
Carrying amount of collateral held	1,909	1,675
Trade receivables
Disclosure of risk management strategy related to hedge accounting [line items]
Carrying amount of financial assets pledged as collateral for liabilities or contingent liabilities	6,968	1,909
Floating interest rate
Disclosure of risk management strategy related to hedge accounting [line items]
Increase in income before taxation if there were a 1% increase in interest rates	$ 174	$ 62